S000071892 [Member] Average Annual Total Returns		12 Months Ended	53 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%		(0.36%)	2.01%
ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.50%		4.50%	6.45%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent		5.51%		4.99%	7.99%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.23%		3.88%	7.18%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.40%	3.50%
Performance Inception Date			Aug. 02, 2021
Class I
Prospectus [Line Items]
Average Annual Return, Percent		5.49%		4.90%	7.86%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.56%		1.90%	4.55%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.20%		2.40%	4.59%

[1]	For Class C shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Bloomberg U.S. Aggregate Index was 1.89%.
[2]	For Class C shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the ICE BofA US High Yield Index was 5.29%.